Goodwill & Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill & Intangible Assets, Net [Abstract]
Schedule of Goodwill and Intangible Assets

The following table presents the changes in the carrying amount of goodwill during the periods ended December 31, 2025, 2024 and 2023 (U.S. dollars in thousands):

Segment of Operation	Radiology Services	AI and software Solutions	Total
Balance as of January 1, 2023	7,055	365	7,420
Impairment of the Goodwill related to the acquisition of Nanox AI	-	(365)	(365)
Impairment of the Goodwill related to the acquisition of USARAD	(7,055)	-	(7,055)
Balance as of December 31, 2023	-	-	-
Balance as of December 31, 2024	-	-	-
Goodwill from acquisition of Nanox Health IT Inc. (*)	-	316	316
Balance as of December 31, 2025	-	316	316

(*)	The goodwill balance related to the acquisition of Nanox Health IT Inc. is not deductible for tax purposes.

Schedule of Intangible Assets

Identifiable intangible assets consisted of the following:

				Accumulated
	Useful	Gross carrying		amortization		Net carrying
	life	amount		December 31,		amount
	(Years)	2025	2024	2025	2024	2025	2024
Developed technology	10	27,316	27,316	11,389	8,655	15,927	18,661
Image big data	10	52,500	52,500	21,875	16,625	30,625	35,875
Market platform	4	2,591	2,591	2,591	2,052	-	539
Radiologist relationships	11.17	17,770	17,770	6,636	5,042	11,134	12,728
Trade name	12.17	2,095	2,095	717	545	1,378	1,550
Customer relationships	6.17-7.08	1,703	1,322	899	680	804	642
Total balance as of December 31, 2025		103,975	103,594	44,107	33,599	59,868	69,995

Schedule of Amortization of Intangible Assets

Amortization of intangible assets for each of the next five years and thereafter is expected to be as follows (U.S. dollars in thousands):

Year ended December 31,
2026	10,018
2027	10,018
2028	9,804
2029	9,804
2030	9,804
Thereafter	10,420
Total	59,868